Income Tax (Tables)	6 Months Ended
Jun. 30, 2025
Income Tax [Abstract]
Schedule of Provision for Income Tax

The Company’s operating subsidiary, Metaverse incorporated in Hong Kong is subject to an income tax rate of 8.25% for first HK$2,000,000 assessable profits and 16.5% for the assessable profits thereafter.

	Six months ended June 30,
Provision for income tax	2025	2024
Current
Hong Kong	$—	$54,297

Deferred
Hong Kong	(83,757)	(7,051)
Total	$(83,757)	$47,246

Schedule of Reconciliation of Income Tax Expenses to Prima Facie Tax Payable

Numerical reconciliation of income tax expenses to prima facie tax payable:

	Six months ended June 30,
	2025	2024
(Loss) profit before income tax	$(808,484)	$443,407

Tax effect at the Hong Kong profits tax rate of 16.5%	$(133,400)	$73,162
Differential of local statutory tax rates	5,125	—
Tax effect of preferential tax rate	—	(25,784)
Tax effect of non-assessable income	(3)	(132)
Tax effect of non-deductible expenses	44,521	—
Total	$(83,757)	$47,246

	Six months ended June 30,
Effective income tax rate (%)	2025	2024
Effective income tax rate – Hong Kong	10.77%	10.66%

Schedule of Deferred Tax Assets

The components of deferred tax assets their movements were as follows:

	Tax losses	Property, plant and equipment	Intangible assets	Total
Balance as of January 1, 2024	$—	$942	$56,085	$57,027

Charged to statement of operations	—	(125)	(6,926)	(7,051)

Balance as of June 30, 2024	$—	$817	$63,010	$49,976

Balance as of January 1, 2025	—	(1,028)	(42,234)	(43,262)

Charged to statement of operations	91,300	(14,600)	7,057	83,757

Balance as of June 30, 2025	$91,300	$(15,628)	$(35,177)	$40,495